Prospectus Supplement

July 29, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated July 29, 2022 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2022

Corporate Bond Portfolio (the "Fund")

Effective July 31, 2022, Stella Ma will begin serving as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Corporate Bond Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Joseph Mehlman	Managing Director	December 2011
Angie Salam	Executive Director	July 2021
Stella Ma	Vice President	July 2022

In addition, the section of the Prospectus entitled "Fund Management—Portfolio Management—Corporate Bond Portfolio" is hereby deleted and replaced with the following:

The Fund's assets are managed by members of the Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Joseph Mehlman, Angie Salam, and Stella Ma.

Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Salam has been associated with the Adviser in an investment management capacity since 2019. Ms. Ma has been associated with the Adviser in an investment management capacity since 2016.

All team members are responsible for the execution of the overall strategy of the Fund.

Please retain this supplement for future reference.

  IFTCBPROSPT 7/22

Statement of Additional Information Supplement

July 29, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated July 29, 2022 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2022

Corporate Bond Portfolio (the "Fund")

Effective July 31, 2022, Stella Ma will begin serving as a portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2021 (unless otherwise indicated)—Corporate Bond" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Corporate Bond
Joseph Mehlman*	3	$2.2 billion	25	$4.5 billion	42	$10.8 billion(1)
Angie Salam*	1	$127.5 million	8	$1.4 billion	4	$707.2 million
Stella Ma*	0	$0	0	$0	0	$0

*  As of May 31, 2022.

(1)  Of these other accounts, three accounts with a total of approximately $1.7 billion in assets had performance-based fees

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Corporate Bond" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Corporate Bond
Joseph Mehlman	$10,001-$50,000
Angie Salam*	None
Stella Ma*	None

*  As of May 31, 2022.

Please retain this supplement for future reference.